Related-Party Transactions (Detail) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Services provided to affiliates		$ 3,166	$ 3,059	$ 7,049	$ 6,172
Virginia Electric and Power Company
Related Party Transaction [Line Items]
Commodity purchases from affiliates		103	291	317	584
Services provided by affiliates		145	123	292	253
Services provided to affiliates	[1]	2,251	2,175	4,635	4,342
Virginia Electric and Power Company | Affiliated Entity
Related Party Transaction [Line Items]
Services provided to affiliates		$ 4	$ 5	$ 8	$ 9

[1]	See Note 19 for amounts attributable to affiliates.